Condensed Financial Information of the Parent Company (Unaudited) (Details) - Schedule of Parent Company Balance Sheet - Parent Company [Member] - USD ($)	May 31, 2023	May 31, 2022
OTHER ASSETS
Receivable from VIE	$ 61,313	$ 61,313
Investment in subsidiaries and VIE	309,902	250,591
Total assets	371,215	311,904
LIABILITIES
STOCKHOLDERS’ EQUITY
Ordinary shares ($0.001 par value, 50,000,000 shares authorized, 13,000,000 and 13,000,000 shares issued and outstanding as of May 31, 2023 and May 31, 2022)	13,000	13,000
Additional paid-in capital	230,668	230,668
Retained earnings	122,331	64,605
Statutory reserves	25,913	10,429
Accumulated other comprehensive income (loss)	(20,697)	(6,798)
Total stockholders’ equity	371,215	311,904
Total liabilities and stockholders’ equity	$ 371,215	$ 311,904